Related parties (Tables)	12 Months Ended
Dec. 31, 2018
Related parties [Abstract]
Disclosure of transactions between related parties
Compensation awarded to key management was composed of the following:

	2018 $	2017 $
Salaries and short-term employee benefits	2,042	2,961
Bonuses accrued or paid	879	1,300
Severance costs	—	544
Director fees	446	217
Stock-based compensation	4,971	3,560
	8,338	8,582